Investment in Cauchari-Olaroz Project - Additional Information (Details) shares in Thousands, $ in Thousands						12 Months Ended
	Aug. 27, 2020 USD ($)	Aug. 26, 2020	Aug. 16, 2019 USD ($) shares	Aug. 15, 2019	Sep. 11, 2018 USD ($) ton	Dec. 31, 2020 USD ($) Community	Dec. 31, 2019 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Exar Capital						$ 34,562	$ 37,959		$ 12,609
Repayments of loans owed						145	135
Amount recorded as deficit as result of transition from joint operation accounting to equity method						38,103
Gain recognized upon closing of 2020 cauchari transaction						$ 288	74,492
Share of income of Cauchari-Olaroz project							$ 3,648
Percentage of commitments and contingencies in joint operation share						49.00%
Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Annual royalty due						$ 98
Royalty expiration description						May of every year and expiring in 2041
Annual fees due in 2021						$ 127
Annual fees due in 2022						190
Annual fees due in between 2023 and 2061						218
Commitments related to contract for construction of evaporation ponds and other construction contracts						$ 4,372
One time payment in exchange of first 20 years of net profit interest					$ 7,000
One time payment in exchange of next 20 years of net profit interest					$ 7,000
Minera Exar S.A. | Grupo Minero Los Boros
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Description of terms of option agreement					Minera Exar paid $100 upon signing and exercised the purchase option for the total consideration of $12,000 to be paid in sixty quarterly installments of $200. The first installment becomes due upon occurrence of one of the following two conditions, whichever comes first: (i) the third anniversary of the purchase option exercise date, being September 11, 2021; or (ii) the beginning of commercial exploitation with a minimum production of 20,000 tons of lithium carbonate equivalent.
Payment for purchase option					$ 100
Total consideration on right to exercise purchase option					12,000
Consideration payments in quarterly installments					$ 200
Minimum production for the purchase option exercise | ton					20,000
Borrowings of joint venture					$ 12,000
Royalty payment upon the exercises the purchase option					$ 300
Royalty payment description					within 10 days of the commercial plant construction start date
Net operating interest of exercises the purchase option					3.00%
Net operation interest payable description					40 years, payable in Argentinian pesos, annually within the 10 business days after calendar year end.
Equity Accounting Investments | Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation						49.00%
After 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation						49.00%
After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Exar Capital						$ 34,562
Repayments of loans owed						40,000
Percentage of Minority interest retained	49.00%
Difference between the face value and the fair value of loans						7,265
Reversal of discounting on non-interest bearing loans repaid						9,608
Amount recorded as deficit as result of transition from joint operation accounting to equity method						38,103
Gain recognized upon closing of 2020 cauchari transaction						$ 288
2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation						50.00%
Difference between the face value and the fair value of loans						$ 7,746
JEMSE Arrangement | Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Rights granted to acquire equity interest in joint venture, percentage								8.50%
Rights granted to acquire equity interest in joint venture, value								$ 1
Ganfeng | After 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation						51.00%
Ganfeng | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation						50.00%
Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			50.00%	62.50%
Proceeds from issue of ordinary shares			$ 160,000
Common shares issued | shares			141,000
Investment repaid			$ 8,000
Minera Exar S.A. | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	49.00%
Proceeds from issue of ordinary shares	$ 16,327
Minera Exar S.A. | After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation						49.00%
Proceeds from issue of ordinary shares						$ 16,327
Minera Exar S.A. | Ganfeng
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			50.00%	37.50%
Minera Exar S.A. | Ganfeng | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	51.00%	50.00%
Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			62.50%
Exar Capital B.V. | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Repayments of loans owed	$ 40,000
Exar Capital B.V. | After 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Non-interest bearing loan						$ 14,700
Exar Capital B.V. | After 2020 Cauchari Transaction | Equity Accounting Investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation						49.00%
Proceeds from issue of ordinary shares						$ 689
Exar Capital B.V. | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Exar Capital						$ 14,500
Non-interest bearing loan maturity period						7 years
Exar Capital B.V. | Ganfeng
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation			37.50%
Exar Capital B.V. | Ganfeng | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	51.00%	37.50%
Loans to Exar Capital	$ 40,000
Right of additional extension period for repayment of noninterest bearing loan	1 year
Amount contributed to equity	$ 689
Exar Capital B.V. | Ganfeng | After 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Non-interest bearing loan						$ 15,300
Exar Capital B.V. | Ganfeng | 2020 Cauchari Transaction
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Loans to Exar Capital						$ 14,500
Non-interest bearing loan maturity period						7 years
Cauchari-Olaroz
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of income of Cauchari-Olaroz project						$ 6,313
Cauchari-Olaroz | Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share of income of Cauchari-Olaroz project						$ 2,113
Number of communities | Community						7
Cauchari-Olaroz | Minera Exar S.A. | Bottom of Range
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Term of Project						5 years
Cauchari-Olaroz | Minera Exar S.A. | Top of Range
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Term of Project						30 years
Cauchari-Olaroz | JEMSE Arrangement | Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of equity interest in joint venture to exercise						8.50%
Percentage of pro rata share						8.50%
Percentage of assignment of the dividends otherwise payable in future periods						33.33%
Cauchari-Olaroz | Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation						49.00%
Cauchari-Olaroz | Minera Exar S.A. | Ganfeng
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation						51.00%
Cauchari-Olaroz | Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation						49.00%
Cauchari-Olaroz | Exar Capital B.V. | Ganfeng
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation						51.00%